Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus, Statement of Additional Information and Shareholders’ Guide.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Disclosure Related to the Allianz RCM International Growth Equity Fund

The Prospectus is revised to reflect that the Allianz RCM International Growth Equity Fund will change its name to the Allianz RCM Disciplined International Equity Fund. The word “Disciplined” is being added to the Fund’s name to better reflect the disciplined quantitative screening approach used by the Fund’s portfolio manager in selecting investments for the Fund. In connection with the name change, the Fund will no longer use its secondary benchmark, the MSCI EAFE Growth Index. These changes will become effective on April 30, 2009.

In connection with these changes, the first two paragraphs of the Fund’s Fund Summary are deleted and replaced in their entirety with the following two paragraphs:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets shall be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

        In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and/or a steady stream of new products and services; and attractive valuation. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

As reflected in the new first paragraph of the revised Fund Summary set forth above, the Fund’s approximate primary capitalization range has increased from greater than $1 billion to greater than $1.5 billion. Corresponding changes are hereby made to the Summary Information relating to the Fund at the beginning of the Prospectus and atop the Fund Summary.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Disclosure Related to the Allianz RCM International Growth Equity Fund

The Prospectus is revised to reflect that the Allianz RCM International Growth Equity Fund will change its name to the Allianz RCM Disciplined International Equity Fund. The word “Disciplined” is being added to the Fund’s name to better reflect the disciplined quantitative screening approach used by the Fund’s portfolio manager in selecting investments for the Fund. In connection with the name change, the Fund will no longer use its secondary benchmark, the MSCI EAFE Growth Index. These changes will become effective on April 30, 2009.

In connection with these changes, the first two paragraphs of the Fund’s Fund Summary are deleted and replaced in their entirety with the following two paragraphs:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets shall be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

        In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and/or a steady stream of new products and services; and attractive valuation. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

As reflected in the new first paragraph of the revised Fund Summary set forth above, the Fund’s approximate primary capitalization range has increased from greater than $1 billion to greater than $1.5 billion. Corresponding changes are hereby made to the Summary Information relating to the Fund at the beginning of the Prospectus and atop the Fund Summary.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Disclosure Related to the Allianz RCM International Growth Equity Fund

The Prospectus is revised to reflect that the Allianz RCM International Growth Equity Fund will change its name to the Allianz RCM Disciplined International Equity Fund. The word “Disciplined” is being added to the Fund’s name to better reflect the disciplined quantitative screening approach used by the Fund’s portfolio manager in selecting investments for the Fund. In connection with the name change, the Fund will no longer use its secondary benchmark, the MSCI EAFE Growth Index. These changes will become effective on April 30, 2009.

In connection with these changes, the first two paragraphs of the Fund’s Fund Summary are deleted and replaced in their entirety with the following two paragraphs:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets shall be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

        In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and/or a steady stream of new products and services; and attractive valuation. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

As reflected in the new first paragraph of the revised Fund Summary set forth above, the Fund’s approximate primary capitalization range has increased from greater than $1 billion to greater than $1.5 billion. Corresponding changes are hereby made to the Summary Information relating to the Fund at the beginning of the Prospectus and atop the Fund Summary.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus, Statement of Additional Information and Shareholders’ Guide.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third-party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus, Statement of Additional Information and Shareholders’ Guide.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third-party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Class P Shares of Allianz International/Sector Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third-party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2008 (as revised January 1, 2009)

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that the Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “How to Buy and Sell Shares — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Fund’s Prospectus, Statement of Additional Information and Shareholders’ Guide.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which the Fund regularly lends its portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Fund is in the process of winding down the Program on an orderly basis, which will involve the return to the Fund of all securities on loan, the disposition by the Fund of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third party, with the result that the Fund was effectively valuing each security at its full principal amount. The Fund has since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and the Fund may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 18, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to All Funds

Elimination of Redemption Fees

The Prospectus is hereby revised to reflect that each Fund will no longer charge a Redemption Fee on share redemptions and exchanges made on and after May 1, 2009.

Accordingly, the section in the Prospectus entitled “Purchases, Redemptions and Exchanges — Redemption Fees” is hereby deleted effective May 1, 2009. Corresponding changes are hereby made to other sections of the Funds’ Prospectus and Statement of Additional Information.

Securities Lending Program

Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lend their portfolio securities to brokers, dealers and other intermediaries, as described in “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectus and “Investment Objectives and Policies — Securities Loans” in the Statement of Additional Information. The Funds are in the process of winding down the Program on an orderly basis, which will involve the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of collateral due to the borrowers. As disclosed under “Collateral Invested for Securities on Loan” in the Schedules of Investments to the Trust’s semi-annual reports for the period ended December 31, 2008, certain securities held as cash collateral investments were supported by a letter of credit (the “LOC”) issued by a third party, with the result that the applicable Funds were effectively valuing each security at its full principal amount. The Funds have since disposed of all remaining securities supported by the LOC and received the full remaining unpaid principal amount of each security plus accrued and unpaid interest, and the Trust has cancelled the LOC. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.